SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SEGMENT REPORTING

5.	SEGMENT REPORTING

(a)	Reportable segments - Years ended on December 31,:

	Brazil			CAC			Latin America – South			Canada			Consolidated
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023

Net sales	49,030.8	48,605.4	46,361.7	10,963.9	11,023.7	10,044.8	17,988.3	19,829.7	13,797.2	10,259.5	9,993.9	9,533.2	88,242.5	89,452.7	79,736.9
Cost of sales	(24,254.9)	(23,809.3)	(23,516.1)	(5,022.3)	(5,076.2)	(5,035.1)	(9,263.6)	(10,460.4)	(6,657.3)	(4,323.3)	(4,269.2)	(4,083.1)	(42,864.1)	(43,615.1)	(39,291.6)
Gross profit	24,775.9	24,796.1	22,845.6	5,941.6	5,947.5	5,009.7	8,724.7	9,369.3	7,139.9	5,936.2	5,724.7	5,450.1	45,378.4	45,837.6	40,445.3
Distribution expenses	(6,131.8)	(6,423.9)	(6,428.6)	(893.0)	(927.6)	(853.1)	(2,148.0)	(2,388.9)	(1,614.3)	(1,756.1)	(1,816.7)	(1,854.6)	(10,928.9)	(11,557.1)	(10,750.6)
Sales and marketing expenses	(4,761.0)	(4,876.3)	(4,477.0)	(772.5)	(792.1)	(665.1)	(1,645.4)	(1,932.6)	(1,190.0)	(1,169.2)	(1,033.2)	(1,080.4)	(8,348.1)	(8,634.2)	(7,412.5)
Administrative expenses	(3,769.0)	(3,860.2)	(3,563.2)	(404.6)	(490.2)	(413.0)	(979.5)	(1,094.4)	(659.5)	(709.8)	(756.3)	(638.0)	(5,862.9)	(6,201.1)	(5,273.7)
Other operating income/(expenses)	2,370.8	2,415.8	1,892.5	(22.2)	(13.5)	26.3	94.4	45.8	95.0	(7.1)	9.2	15.1	2,435.9	2,457.3	2,028.9
Exceptional items	(36.0)	(16.2)	(137.8)	824.7	(9.8)	(17.9)	(120.2)	(51.6)	(47.6)	(25.2)	(23.2)	(3.1)	643.3	(100.8)	(206.4)
Income from operations	12,448.9	12,035.3	10,131.5	4,674.0	3,714.3	3,086.9	3,926.0	3,947.6	3,723.5	2,268.8	2,104.5	1,889.1	23,317.7	21,801.7	18,831.0
Net financial results													(4,001.8)	(2,318.3)	(3,609.8)
Share of results of associates and joint ventures													105.8	3.9	(185.3)
Income before income tax													19,421.7	19,487.3	15,035.9
Income tax expenses													(3,433.3)	(4,640.4)	(75.5)
Net income													15,988.4	14,846.9	14,960.4

Acquisitions of property, plant and equipment	3,045.3	2,838.0	3,365.5	603.7	558.8	593.4	651.3	982.8	782.2	290.2	369.5	1,263.0	4,590.5	4,749.1	6,004.1

(continued)

	Brazil			CAC			Latin America - South			Canada			Consolidated
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023

Segment assets	58,540.0	57,776.0	56,974.2	14,331.9	16,742.1	13,692.3	23,344.5	28,247.8	16,085.1	16,783.6	18,394.3	15,856.9	113,000.0	121,160.2	102,608.5
Inter-segment eliminations													(3,067.6)	(4,607.7)	(2,162.1)
Non-segmented assets (i)													35,154.8	45,955.8	32,197.9
Total assets													145,087.2	162,508.3	132,644.3

Segment liabilities	32,120.9	34,429.6	28,841.3	5,297.5	6,814.2	4,981.5	7,078.6	9,146.1	5,095.4	4,260.6	4,976.6	5,131.0	48,757.6	55,366.5	44,049.2
Inter-segment eliminations													(3,067.5)	(4,607.7)	(2,161.8)
Non-segmented liabilities (i)													99,397.1	111,749.5	90,756.9
Total liabilities													145,087.2	162,508.3	132,644.3

(i)	The balance of non-segmented assets refers mainly to cash and cash equivalents, taxes and investments. The balance of non-segmented liabilities refers mainly to equity values, taxes and derivatives.

Non-current assets attributed to Brazil (the Company’s country of domicile) and to Canada amounted to R$44,994.1 and R$14,794.0, respectively, on December 31, 2025 (R$44,725.3 and R$16,131.2, respectively, in December 31, 2024 and R$45,052.8 and R$13,859.4, respectively, as at December 31, 2023). Net revenue attributable to the Company's operations in Argentina totaled R$7,890.1 in December 31, 2025 (R$11,506.3 in December 31, 2024 and R$6,301.4 in December 31, 2023), and the segmented non-current assets related to the same country totaled R$9,916.7 for the year ended on December 31, 2025 (R$12,576.8 in December 31, 2024 and R$5,894.8 in December 31, 2023).

(b)	Additional information by Business unit - years ended on December 31,:

	Brazil
	Beer			NAB			Total
	2025	2024	2023	2025	2024	2023	2025	2024	2023

Net sales	40,230.7	40,220.2	38,985.9	8,800.1	8,385.2	7,375.8	49,030.8	48,605.4	46,361.7
Cost of sales	(19,380.5)	(19,282.4)	(19,377.7)	(4,874.4)	(4,526.9)	(4,138.4)	(24,254.9)	(23,809.3)	(23,516.1)
Gross profit	20,850.2	20,937.8	19,608.2	3,925.7	3,858.3	3,237.4	24,775.9	24,796.1	22,845.6
Distribution expenses	(4,845.1)	(5,132.2)	(5,171.9)	(1,286.7)	(1,291.7)	(1,256.7)	(6,131.8)	(6,423.9)	(6,428.6)
Sales and marketing expenses	(4,280.8)	(4,353.8)	(3,969.4)	(480.2)	(522.5)	(507.6)	(4,761.0)	(4,876.3)	(4,477.0)
Administrative expenses	(3,301.5)	(3,363.6)	(3,106.0)	(467.5)	(496.6)	(457.2)	(3,769.0)	(3,860.2)	(3,563.2)
Other operating income/(expenses)	1,891.2	1,878.3	1,474.1	479.6	537.5	418.4	2,370.8	2,415.8	1,892.5
Exceptional items	(36.0)	(16.2)	(137.8)	-	-	-	(36.0)	(16.2)	(137.8)
Income from operations	10,278.0	9,950.3	8,697.2	2,170.9	2,085.0	1,434.3	12,448.9	12,035.3	10,131.5

Accounting policies

Reportable segments are consistently presented on the internal reporting regularly reviewed by the Company’s chief operating decision maker, the Chief Executive Officer, for the purpose of evaluating the performance of each segment and allocating resources to those segments. The information is prepared based on available financial data that is directly attributable to the segment or the information that can be allocated on a reasonable basis.

Therefore, the segment reporting is presented by geographical zones, since the risks and rates of return are predominantly affected by the fact that the company operates in different regions.

Performance information by business unit (Beer and Non-alcoholic beverages (“NAB”)), is also presented to the Company’s chief operating decision maker and is disclosed as additional information, even though it does not qualify as a segment.

The Company conducts its operations across four business segments, as mentioned in note 1 – Corporate Information. The chief operating decision maker uses income from operations as the main measure of segment profitability.

In accordance with IFRS 8 - Segment Information, the Company does not disclose its revenues from external customers for each product or each group of similar products, since the necessary information is not available in a comparable form and the cost of preparing it would be excessive.